Commitments and Contingencies - Royalty agreements (Details) - 12 months ended Dec. 31, 2021 - Gelesis - One S.r.l [Member] - Amended And Restated Master Agreement [Member]
€ in Millions, $ in Millions
	EUR (€)	USD ($)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of royalty on net product sales	2.00%
Payments to be made upon the achievement of certain milestones	€ 17.5	$ 19.9